UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

2007
Semiannual Report

MOUNT VERNON
SECURITIES LENDING
TRUST

TABLE OF CONTENTS

Holdings Summaries	1
Expense Examples	2
Schedule of Investments	3
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Notice to Shareholders	16

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007

Holdings Summaries

Prime Portfolio

Portfolio Allocation as of June 30, 2007 [1] (% of net assets)

Commercial Paper	39.1%
Repurchase Agreements	37.0
Structured Notes	9.1
Extendible Floating Rate Corporate Notes	7.9
Floating Rate Corporate Notes	3.9
Floating Rate Funding Agreements	1.2
Certificate of Deposit	1.1
Money Market Fund	0.8
Other Assets and Liabilities, Net [2]	(0.1)
100.0%

Short-Term Bond Portfolio

Portfolio Allocation as of June 30, 2007 [1] (% of net assets)

Commercial Paper	33.2%
Repurchase Agreements	22.6
Floating Rate Corporate Notes	16.2
Extendible Floating Rate Corporate Notes	12.1
Structured Notes	8.7
Certificate of Deposit	1.9
Collateralized Mortgage Obligation	1.4
Floating Rate Funding Agreements	1.3
Structured Investment Vehicle	1.3
Money Market Fund	1.3
Other Assets and Liabilities, Net [2]	(0.0)
100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
[2]
Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007             1

Expense Examples

As a shareholder of Prime Portfolio or Short-Term Bond Portfolio (each a "portfolio" and collectively, the “portfolios”), you incur ongoing costs, including administration fees and other portfolio expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested in a portfolio at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

For each portfolio, two lines are presented in a table below. The first line provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested in the particular portfolio, to estimate the expenses that you paid over the period.  Simply divide your account value in the portfolio by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for your portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each portfolio, the second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the respective portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the portfolio and other funds.  To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio

	Beginning Account	Ending Account	Expenses Paid During
	Value (1/01/2007)	Value (6/30/2007)	Period [1] (1/01/2007 to
			6/30/2007)
Actual [2]	$1,000.00	$1,026.50	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

[1]
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).

[2]	Based on the actual return for the six-month period ended June 30, 2007 of 2.65%.

Short-Term Bond Portfolio

	Beginning Account	Ending Account	Expenses Paid During
	Value (1/01/2007)	Value (6/30/2007)	Period [3] (1/01/2007 to
			6/30/2007)
Actual [4]	$1,000.00	$1,026.60	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

[3]
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).

[4]	Based on the actual return for the six-month period ended June 30, 2007 of 2.66%.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007             2

Schedule of  Investments June 30, 2007  (unaudited),  all dollars and shares are rounded to thousands (000)

Prime Portfolio

DESCRIPTION	PAR	VALUE
Commercial Paper – 39.1%
Asset-Backed (a) – 15.8%
Antalis Funding
5.390%, 07/09/2007	$120,000	$119,856
Chesham Finance
5.400%, 07/02/2007	688,500	688,397
Concord Minutemen Capital
5.310%, 07/03/2007	56,000	56,000
5.310%, 07/05/2007	50,000	50,000
5.310%, 07/05/2007	55,000	55,000
5.310%, 07/06/2007	36,000	36,000
5.310%, 07/06/2007	22,000	22,000
5.310%, 07/09/2007	159,000	159,000
5.320%, 07/12/2007	145,000	145,000
5.320%, 07/13/2007	57,000	57,000
5.320%, 07/13/2007	24,000	24,000
Fenway Funding
5.500%, 07/02/2007	192,500	192,471
5.310%, 07/11/2007	84,000	83,876
Laguna
5.300%, 07/02/2007	50,000	49,993
5.310%, 07/05/2007	31,000	30,982
5.310%, 07/09/2007	60,000	59,929
5.380%, 07/16/2007	52,200	52,083
5.330%, 07/23/2007	14,000	13,954
5.320%, 08/10/2007	11,000	10,935
5.290%, 08/10/2007	40,000	39,765
Liquid Funding (b)
5.300%, 07/10/2007	75,000	74,990
5.300%, 07/30/2007	15,000	15,000
Sachsen Funding
5.300%, 07/05/2007	70,000	69,959
5.320%, 07/05/2007	145,950	145,863
5.300%, 07/11/2007	100,000	99,853
5.330%, 07/19/2007	75,000	74,800
Total Asset-Backed		2,426,706

Non-Asset-Backed – 1.3%
Cargill Global Funding
5.370%, 07/02/2007	195,000	194,971

Secured Liquidity Notes – 22.0%
KKR Atlantic (a)
5.420%, 07/02/2007	222,000	221,967
5.340%, 07/23/2007	283,000	282,076
5.360%, 07/27/2007	240,000	239,071
KKR Pacific (a)
5.300%, 07/11/2007	85,000	84,875
5.300%, 07/12/2007	100,000	99,838
LEAFS LLC (b) (c)
5.320%, 07/20/2007	49,356	49,356
5.320%, 07/20/2007	129,645	129,645
Ocala Funding (a)
5.330%, 07/20/2007	54,000	53,848
5.340%, 07/24/2007	80,000	79,727
5.380%, 07/31/2007	113,530	113,021
5.380%, 07/31/2007	80,000	79,641
5.290%, 08/14/2007	140,000	139,095

Prime Portfolio (continued)

DESCRIPTION	PAR	VALUE
Ottimo Funding (a)
5.330%, 08/28/2007	$75,488	$74,840
5.340%, 08/29/2007	87,342	86,578
5.290%, 09/04/2007	91,000	90,131
Park Granada
5.400%, 07/02/2007 (a)	329,000	328,951
Rams Funding (a)
5.310%, 07/02/2007	114,000	113,983
5.330%, 07/11/2007	60,000	59,911
5.310%, 07/12/2007	116,000	115,812
5.310%, 07/13/2007	70,000	69,876
5.350%, 07/17/2007	60,000	59,857
5.350%, 07/20/2007	116,864	116,534
5.350%, 07/23/2007	31,500	31,397
5.380%, 07/25/2007	103,000	102,630
Thornburg Mortgage Capital (a)
5.300%, 07/03/2007 (b)	70,000	69,995
5.310%, 07/23/2007	50,000	49,838
5.340%, 07/30/2007	252,000	250,916
Valcour Bay Capital (a)
5.310%, 07/02/2007	51,000	50,992
5.310%, 07/11/2007	60,000	59,911
5.310%, 07/11/2007	9,000	8,987
5.330%, 07/20/2007	69,000	68,806
Total Secured Liquidity Notes		3,382,105
Total Commercial Paper
(Cost $6,003,782)		6,003,782

Structured Notes – 9.1%
Carlyle Loan Investment Limited (b) (c)
5.370%, 07/16/2007	85,000	85,000
5.416%, 08/08/2007	75,000	75,000
5.420%, 09/04/2007	50,000	50,000
5.410%, 09/15/2007	50,000	50,000
Castle Hill
5.380%, 09/16/2007 (b) (c)	50,840	50,840
CCN Independence (b) (c)
5.400%, 07/16/2007	30,000	30,000
5.400%, 07/16/2007	30,400	30,400
CCN Orchard Park
5.400%, 07/06/2007 (b) (c)	26,000	26,000
Cheyne High Grade ABS
5.367%, 08/10/2007 (a) (b)	50,000	50,000
Duke Funding
5.310%, 07/06/2007 (a)	125,000	124,996
5.420%, 07/08/2007 (b) (c)	106,550	106,550
5.290%, 07/11/2007 (a)	73,000	72,893
5.380%, 07/18/2007 (a)	30,000	29,924
5.350%, 07/25/2007 (a)	44,000	43,843
Lakeside Funding
5.330%, 07/09/2007 (c)	170,000	170,000
Paragon Mortgages (a) (b)
5.300%, 07/16/2007	40,972	40,972
5.310%, 07/16/2007	23,522	23,522
5.310%, 07/16/2007	96,146	96,146
PYXIS (b) (c)
5.330%, 07/20/2007	50,000	50,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007             3

Schedule of  Investments continued

Prime Portfolio (continued)

DESCRIPTION	PAR	VALUE
PYXIS (b) (c)
5.340%, 07/20/2007	$40,000	$40,000
5.370%, 08/27/2007	50,000	50,000
Shiprock Finance
5.390%, 07/30/2007 (b) (c)	100,000	100,000
Total Structured Notes
(Cost $1,396,086)		1,396,086

Extendible Floating Rate Corporate
Notes (b) – 7.9%
Bayerische Landesbank NY
5.380%, 07/24/2007	188,150	188,150
Dekabank Deutsche Girozentrale
5.400%, 07/19/2007 (a)	76,050	76,050
Depfa Bank
5.420%, 09/17/2007 (a)	128,168	128,167
General Electric Capital
5.445%, 07/09/2007	50,000	50,000
5.445%, 07/17/2007	52,110	52,110
HBOS Treasury Services
5.390%, 07/02/2007 (a)	101,055	101,055
Jackson National Life Funding
5.410%, 07/16/2007 (a)	76,050	76,050
Merrill Lynch
5.400%, 07/05/2007	126,050	126,050
5.570%, 07/11/2007	52,110	52,110
MetLife Global Funding (a)
5.410%, 07/16/2007	80,840	80,840
5.430%, 07/30/2007	105,140	105,140
Morgan Stanley
5.380%, 07/16/2007	26,050	26,050
5.410%, 07/27/2007	76,060	76,060
WestLB AG
5.380%, 07/10/2007 (a)	76,060	76,060
Total Extendible Floating Rate Corporate Notes
(Cost $1,213,892)		1,213,892

Floating Rate Corporate Notes (b) – 3.9%
AllState Life Global Funding II (a)
5.360%, 07/16/2007	100,000	100,000
5.410%, 07/16/2007	100,000	100,000
Genworth Life Insurance
5.310%, 07/11/2007 (a)	50,000	50,000
Jefferson Pilot
5.400%, 07/17/2007 (a)	76,060	76,060
JP Morgan Master Note
5.455%, 07/02/2007	100,000	100,000
Kommunalkredit (a)
5.340%, 07/23/2007	75,000	75,000
5.380%, 09/21/2007	50,000	50,000
PRICOA Global Funding
5.310%, 07/27/2007 (a)	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $601,060)		601,060

Prime Portfolio (continued)

DESCRIPTION	PAR	VALUE
Floating Rate Funding Agreements
(b) (c) – 1.2%
Genworth Life Insurance Company
5.440%, 07/19/2007	$31,266	$31,266
ING USA Annuity
5.405%, 07/12/2007	50,000	50,000
5.410%, 08/24/2007	50,000	50,000
United of Omaha Life Insurance Company
5.415%, 07/30/2007	50,000	50,000
Total Floating Rate Funding Agreements
(Cost $181,266)		181,266

Certificate of Deposit – 1.1%
Natixis
5.540%, 07/02/2007 (b)
(Cost $175,000)	175,000	175,000

Repurchase Agreements – 37.0%
ABN AMRO
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $80,036 (collateralized by various
securities: Total market value $84,000)	80,000	80,000
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $440,199 (collateralized by various
securities: Total market value $465,930)	440,000	440,000
Barclays
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $500,226 (collateralized by various
securities: Total market value $525,000)	500,000	500,000
Bear Stearns
5.475%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $51,093)	50,000	50,000
5.500%, dated 06/29/2007, matures 07/02/2007,
repurchase price $495,227 (collateralized by various
securities: Total market value $505,506)	495,000	495,000
Cantor Fitzgerald
5.360%, dated 06/29/2007, matures 07/02/2007,
repurchase price $150,067 (collateralized by U.S.
Government securities: Total market value $154,527)	150,000	150,000
Citigroup
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $51,000)	50,000	50,000
5.475%, dated 06/29/2007, matures 07/02/2007,
repurchase price $150,068 (collateralized by various
securities: Total market value $165,000)	150,000	150,000
5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $175,080 (collateralized by various
securities: Total market value $188,234)	175,000	175,000
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $200,090 (collateralized by various
securities: Total market value $220,000)	200,000	200,000
5.445%, dated 06/29/2007, matures 07/02/2007,
repurchase price $200,091 (collateralized by various
securities: Total market value $210,450)	200,000	200,000
Credit Suisse
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $4,002 (collateralized by U.S.
Government securities: Total market value $4,080)	4,000	4,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007            4

Schedule of  Investments continued

Prime Portfolio  (continued)

DESCRIPTION	PAR	VALUE
Credit Suisse
5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $8,004 (collateralized by various
securities: Total market value $8,802)	$8,000	$8,000

5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $10,005 (collateralized by various
securities: Total market value $10,503)	10,000	10,000

5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $20,009 (collateralized by various
securities: Total market value $21,000)	20,000	20,000

5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $30,014 (collateralized by various
securities: Total market value $33,001)	30,000	30,000

5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $230,104 (collateralized by various
securities: Total market value $241,503)	230,000	230,000

5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $425,193 (collateralized by various
securities: Total market value $467,503)	425,000	425,000

Deutsche Bank
5.475%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $52,500)	50,000	50,000

5.475%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $52,500)	50,000	50,000

5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $100,045 (collateralized by various
securities: Total market value $105,000)	100,000	100,000

Goldman Sachs
5.475%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $51,021)	50,000	50,000

5.525%, dated 06/29/2007, matures 07/02/2007,
repurchase price $348,160 (collateralized by various
securities: Total market value $355,102)	348,000	348,000

Lehman Brothers
5.490%, dated 06/29/2007, matures 07/02/2007,
repurchase price $18,008 (collateralized by various
securities: Total market value $18,550)	18,000	18,000

5.490%, dated 06/29/2007, matures 07/02/2007,
repurchase price $35,016 (collateralized by various
securities: Total market value $36,689)	35,000	35,000

5.490%, dated 06/29/2007, matures 07/02/2007,
repurchase price $51,023 (collateralized by various
securities: Total market value $56,105)	51,000	51,000

5.525%, dated 06/29/2007, matures 07/02/2007,
repurchase price $200,092 (collateralized by various
securities: Total market value $204,000)	200,000	200,000

5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $300,136 (collateralized by various
securities: Total market value $315,004)	300,000	300,000

5.435%, dated 06/29/2007, matures 07/02/2007,
repurchase price $30,014 (collateralized by various
securities: Total market value $31,502)	30,000	30,000

Merrill Lynch
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $75,034 (collateralized by various
securities: Total market value $78,751)	75,000	75,000

Prime Portfolio  (concluded)

DESCRIPTION	PAR	VALUE
Merrill Lynch
5.435%, dated 06/29/2007, matures 07/02/2007,
repurchase price $75,034 (collateralized by various
securities: Total market value $78,752)	$75,000	$75,000

5.435%, dated 06/29/2007, matures 07/02/2007,
repurchase price $150,068 (collateralized by various
securities: Total market value $157,502)	150,000	150,000

Morgan Stanley
5.440%, dated 06/29/2007, matures 07/02/2007,
repurchase price $51,023 (collateralized by U.S.
Government securities: Total market value $52,216)	51,000	51,000

5.440%, dated 06/29/2007, matures 07/02/2007,
repurchase price $224,102 (collateralized by U.S.
Government securities: Total market value $229,393)	224,000	224,000

5.395%, dated 06/29/2007, matures 07/02/2007,
repurchase price $290,130 (collateralized by U.S.
Government securities: Total market value $296,933)	290,000	290,000

5.445%, dated 06/29/2007, matures 07/02/2007,
repurchase price $360,163 (collateralized by U.S.
Government securities: Total market value $396,000)	360,000	360,000
Total Repurchase Agreements
(Cost $5,674,000)		5,674,000

Money Market Fund – 0.8%	SHARES
Short Term Investments Trust Liquid Assets Portfolio
(Cost $116,211)	116,211	116,211
Total Investments - 100.1%
(Cost $15,361,297)		15,361,297
Other Assets and Liabilities, Net – (0.1)%		(19,582)
Total Net Assets - 100.0%		$15,341,715

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees.  As of June 30, 2007, the value of these investments was $7,256,528 or 47.3% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Securities - The rate shown is the rate in effect as of June 30, 2007. The date shown is the next reset date.
(c)	Securities are considered illiquid. As of June 30, 2007, the value of these investments was $1,274,057 or 8.3% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007          5

Schedule of  Investments continued

Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE
Commercial Paper (a) – 33.2%
Asset-Backed – 10.9%
Antalis Funding
5.400%, 07/02/2007	$94,500	$94,387
Chesham Finance
5.400%, 07/02/2007	190,000	189,972
Concord Minutemen Capital
5.310%, 07/06/2007	38,000	38,000
Laguna
5.310%, 07/05/2007	3,000	2,998
5.380%, 07/25/2007	46,000	45,835
5.330%, 08/02/2007	13,000	12,938

Sachsen Funding
5.300%, 07/05/2007	20,000	19,988
5.330%, 07/19/2007	25,000	24,933
Total Asset-Backed		429,051

Secured Liquidity Notes – 22.3%
KKR Atlantic Funding
5.420%, 07/02/2007	100,000	99,985
LEAFS LLC
5.320%, 07/20/2007 (b)	67,779	67,779
Ocala Funding
5.320%, 07/20/2007	40,000	39,888
5.340%, 07/24/2007	20,000	19,932
5.410%, 07/31/2007	88,000	87,603
Ottimo Funding
5.290%, 09/04/2007	10,384	10,286
Park Granada
5.400%, 07/02/2007	170,000	169,975
Rams Funding
5.310%, 07/02/2007	14,000	13,998
5.330%, 07/11/2007	69,522	69,419
5.310%, 07/13/2007	6,000	5,989
5.350%, 07/17/2007	25,000	24,941
5.350%, 07/23/2007	57,213	57,026
Thornburg Mortgage Capital
5.300%, 07/03/2007 (b)	30,000	29,998
5.300%, 07/19/2007	92,500	92,255
Valcour Bay Capital
5.310%, 07/03/2007	69,500	69,479
5.310%, 07/11/2007	14,000	13,979
5.330%, 07/20/2007	8,500	8,476
Total Secured Liquidity Notes		881,008
Total Commercial Paper
(Cost $1,310,058)		1,310,059

Floating Rate Corporate Notes (b) – 16.2%
American Express Bank
5.380%, 07/20/2007	45,000	45,000
5.380%, 07/26/2007	45,000	45,000
American Express Credit
5.380%, 07/09/2007	30,000	30,000
Credit Suisse
5.545%, 07/02/2007	50,000	50,000
General Electric Capital
5.505%, 07/02/2007	35,000	35,000

Short-Term Bond Portfolio (continued)

DESCRIPTION	PAR	VALUE
General Electric Capital
5.495%, 07/02/2007	$60,000	$60,000
Goldman Sachs Group
5.410%, 07/23/2007	50,000	50,000
Jefferson Pilot
5.400%, 07/17/2007 (a)	23,940	23,940
JP Morgan Master Note
5.455%, 07/02/2007	100,000	100,000
Lehman Brothers Holding
5.390%, 07/23/2007	40,000	40,000
MBIA Global Funding
5.475%, 07/02/2007 (a)	50,000	50,000
PYXIS
5.340%, 07/20/2007 (c)	35,000	35,000
SLM Corp.
5.585%, 07/02/2007	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $638,940)		638,940

Extendible Floating Rate Corporate
Notes (b) – 12.1%
Bayerische Landesbank NY
5.380%, 07/24/2007	48,850	48,850
Dekabank Deutsche Girozentrale
5.400%, 07/19/2007 (a)	23,950	23,950
Depfa Bank
5.420%, 09/17/2007 (a)	71,832	71,831
General Electric Capital
5.445%, 07/17/2007	47,890	47,890
HBOS Treasury Services
5.390%, 07/02/2007 (a)	23,945	23,945
Jackson National Life Funding
5.410%, 07/16/2007 (a)	23,950	23,950
Merrill Lynch
5.400%, 07/05/2007	23,950	23,950
5.570%, 07/11/2007	47,890	47,890
MetLife Global Funding (a)
5.410%, 07/16/2007	19,160	19,160
5.430%, 07/30/2007	25,860	25,860
Monumental Global Funding
5.535%, 07/02/2007	50,000	50,000
Morgan Stanley
5.380%, 07/16/2007	23,950	23,950
5.410%, 07/27/2007	23,940	23,940
WestLB AG
5.380%, 07/10/2007 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $479,107)		479,106

Structured Notes – 8.7%
Castle Hill
5.380%, 09/16/2007 (b) (c)	19,160	19,160
CCN Independence (b) (c)
5.400%, 07/16/2007	29,800	29,800
5.400%, 07/16/2007	25,000	25,000
CCN Orchard Park (b) (c)
5.400%, 07/06/2007	64,668	64,668

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007          6

Schedule of  Investments concluded

Short-Term Bond Portfolio (continued)

DESCRIPTION	PAR	VALUE
CCN Orchard Park (b) (c)
5.400%, 07/06/2007	$35,004	$35,004
Duke Funding
5.390%, 07/03/2007 (a)	53,335	53,319
5.420%, 07/08/2007 (b) (c)	23,950	23,950
5.290%, 07/11/2007 (a)	20,000	19,971
Lakeside Funding
5.330%, 07/09/2007 (c)	74,000	74,000
Total Structured Notes
(Cost $344,872)		344,872

Certificate of Deposit – 1.9%
Natixis
5.540%, 07/02/2007 (b)
(Cost $75,000)	75,000	75,000

Collateralized Mortgage Obligation,
Asset-Backed – 1.4%
Whitehawk Funding, Series 2004-1A, Class A1H
5.410%, 09/15/2007 (a) (b)
(Cost $55,000)	55,000	55,000

Floating Rate Funding Agreements
(b) (c) – 1.3%
Genworth Life Insurance Company
5.440%, 07/19/2007	28,734	28,734
United of Omaha Life Insurance Company
5.400%, 07/29/2007	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $53,734)		53,734

Structured Investment Vehicle - 1.3%
CC USA
5.453%, 07/02/2007 (a) (b)
(Cost $49,978)	50,000	49,978

Repurchase Agreements – 22.6%
ABN AMRO
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $52,500)	50,000	50,000
Barclays
5.425%, dated 06/29/2007, matures 07/02/2007,
repurchase price $100,045 (collateralized by various
securities: Total market value $110,000)	100,000	100,000
Bear Stearns
5.500%, dated 06/29/2007, matures 07/02/2007,
repurchase price $175,080 (collateralized by various
securities: Total market value $178,955)	175,000	175,000
Citigroup
5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $150,068 (collateralized by various
securities: Total market value $165,000)	150,000	150,000
Credit Suisse
5.455%, dated 06/29/2007, matures 07/02/2007,
repurchase price $140,064 (collateralized by various
securities: Total market value $154,000)	140,000	140,000
Goldman Sachs
5.525%, dated 06/29/2007, matures 07/02/2007,
repurchase price $127,058 (collateralized by various
securities: Total market value $129,592)	127,000	127,000

Short-Term Bond Portfolio (concluded)

DESCRIPTION	PAR	VALUE
Lehman Brothers
5.525%, dated 06/29/2007, matures 07/02/2007,
repurchase price $100,046 (collateralized by various
securities: Total market value $102,000)	$100,000	$100,000

5.525%, dated 06/29/2007, matures 07/02/2007,
repurchase price $50,023 (collateralized by various
securities: Total market value $51,000)	50,000	50,000
Total Repurchase Agreements
(Cost $892,000)		892,000

Money Market Fund – 1.3%	SHARES
Short Term Investments Trust Liquid Assets Portfolio
(Cost $53,720)	53,720	53,720

Total Investments - 100.0%
(Cost $3,952,409)		3,952,409
Other Assets and Liabilities, Net - (0.0)%		(1,829)
Total Net Assets - 100.0%		$3,950,580

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees.  As of June 30, 2007, the value of these investments was $1,774,903 or 44.9% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Securities - The rate shown is the rate in effect as of June 30, 2007. The date shown is the next reset date.
(c)	Securities are considered illiquid. As of June 30, 2007, the value of these investments was $360,316 or 9.1% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007         7

Statements of Assets and Liabilities June 30, 2007  (unaudited),  all dollars and shares are rounded to thousands (000), except per share data

		Short-Term
	Prime	Bond
	Portfolio	Portfolio
Investments in securities, at cost	$9,687,297	$3,060,409
Repurchase agreements, at cost	5,674,000	892,000
ASSETS:
Investments in securities (note 2)	$9,687,297	$3,060,409
Repurchase agreements (note 2)	5,674,000	892,000
Receivable for dividends and interest	20,988	8,520
Total assets	15,382,285	3,960,929
LIABILITIES:
Dividends payable	40,316	10,098
Payable to affiliates (note 3)	254	251
Total liabilities	40,570	10,349
Net assets	$15,341,715	$3,950,580
COMPOSITION OF NET ASSETS:
Portfolio capital	$15,341,715	$3,950,580
Net assets	$15,341,715	$3,950,580
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	15,341,715	3,950,580
Net asset value, offering price, and redemption price per share	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007        8

Statements of  Operations   For the six-month period ended June 30, 2007  (unaudited),  all dollars are rounded to thousands (000)

		Short-Term
	Prime	Bond
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest income	$372,032	$97,043
Total investment income	372,032	97,043
EXPENSES (note 3):
Administration fees	1,365	352
Total expenses	1,365	352
Less: Indirect payments from custodian	(17)	(2)
Total net expenses	1,348	350
Investment income - net	370,684	96,693
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net change in unrealized appreciation or depreciation of investments	—	(22)
Net gain (loss) on investments	—	(22)
Net increase in net assets resulting from operations	$370,684	$96,671

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     9

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

				Short-Term
		Prime		Bond
		Portfolio		Portfolio
	Six-Month	Nine-Month	Six-Month	Nine-Month
	Period Ended	Fiscal	Period Ended	Fiscal
	6/30/2007	Period Ended	6/30/2007	Period Ended
	(unaudited)	12/31/2006 [1]	(unaudited)	12/31/2006 [1]
OPERATIONS:
Investment income - net	$370,684	$202,206	$96,693	$155,750
Net realized gain on investments	—	12	—	18
Net change in unrealized appreciation or depreciation of investments	—	—	(22)	22
Net increase in net assets resulting from operations	370,684	202,218	96,671	155,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(370,684)	(202,206)	(96,693)	(155,750)
Net realized gain (loss) on investments	—	(12)	—	(18)
Total distributions	(370,684)	(202,218)	(96,693)	(155,768)
CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	37,758,417	14,892,565	6,345,768	8,914,313
Payments for redemptions	(28,183,505)	(13,034,240)	(5,859,418)	(9,042,014)
Increase (decrease) in net assets from capital share transactions	9,574,912	1,858,325	486,350	(127,701)
Total increase (decrease) in net assets	9,574,912	1,858,325	486,328	(127,679)
Net assets at beginning of period	5,766,803	3,908,478 2	3,464,252	3,591,931 [2]
Net assets at end of period	$15,341,715	$5,766,803	$3,950,580	$3,464,252

[1]	Portfolio commenced operations on April 1, 2006.
[2]	Initial capital contributed on March 31, 2006 via an in-kind transfer.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     10

Financial Highlights For a share outstanding throughout the period

				Short-Term
		Prime		Bond
		Portfolio		Portfolio
	Six-Month	Nine-Month	Six-Month	Nine-Month
	Period Ended	Fiscal	Period Ended	Fiscal
	6/30/2007[1]	Period Ended	6/30/2007[1]	Period Ended
	(unaudited)	12/31/2006 [2]	(unaudited)	12/31/2006 [2]
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03	0.04	0.03	0.04
Distributions from net investment income	(0.03)	(0.04)	(0.03)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
RATIOS / SUPPLEMENTAL DATA:
Total return	2.65%	4.03%	2.66%	4.04%
Net assets at end of period (000)	$15,341,715	$5,766,803	$3,950,580	$3,464,252
Ratio of expenses to average net assets[3]	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	5.43%	5.30%	5.49%	5.31%

[1]	All ratios have been annualized, except total return.
[2]	Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.
[3]	Expense ratio is based on total expenses of the portfolio before indirect payments received from the custodian.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     11

Notes toFinancial Statements   June 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

1>	Organization

The Mount Vernon Securities Lending Trust (the “Trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established two series of shares of beneficial interest representing interests in two separate portfolios: Mount Vernon Securities Lending Prime Portfolio (“Prime Portfolio”) and Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”) (each a “portfolio” and collectively the “portfolios”). The portfolios commenced operations on April 1, 2006. The portfolios are used as vehicles for the investment of cash collateral received in conjunction with securities loans under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolios’ offering memoranda provide descriptions of each portfolio’s investment objective, principal investment strategies, and principal risks.

2>	Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolios are as follows:

SECURITY VALUATIONS– Investment securities held in Prime Portfolio are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio’s pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio’s administrator will notify the Trust’s Board of Trustees (the “Trustees”). The Trustees will then determine what action, if any, to take. No such notification was required during the fiscal period ended June 30, 2007.

The Short-Term Bond Portfolio values its investment portfolio at market value. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the Trustees. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of June 30, 2007, the portfolio held no fair valued securities. Debt obligations with 60 days or less remaining until maturity are valued at their amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME– The portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS– Dividends on shares of each portfolio will be declared daily and paid monthly from net investment income. Distributions from net short- and long-term capital gains, if any, will be made at least annually. Generally, distributions will be declared and paid in December, if required, for a portfolio to avoid imposition of federal excise tax on undistributed income and capital gains. The portfolios do not expect to realize any material long-term capital gains or losses. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES– Each portfolio is treated as a separate taxable entity. Each portfolio intends to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the six-month

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     12

Notes to Financial Statements   continued

period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month fiscal period ended June 30, 2007 (estimated) and the nine-month fiscal period ended December 31, 2006, were as follows:

	June 30, 2007
	Ordinary
Portfolio	Income	Total
Prime Portfolio	$357,087	$357,087
Short-Term Bond Portfolio	102,902	102,902

	December 31, 2006
	Ordinary
Portfolio	Income	Total
Prime Portfolio	$175,499	$175,499
Short-Term Bond Portfolio	139,461	139,461

As of December 31, 2006, the portfolios’ most recently completed fiscal period, components of accumulated earnings on a tax-basis were as follows:

	Prime	Short-Term
	Portfolio	Bond Portfolio
Undistributed ordinary income	$26,719	$16,307
Unrealized appreciation	—	22
Total accumulated earnings	$26,719	$16,329

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared, but not yet paid, as of December 31, 2006.

REPURCHASE AGREEMENTS– Each portfolio may enter into repurchase agreements with counterparties whom the portfolios’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each portfolio may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an  insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES– A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the Trustees as reflecting fair value. The Prime Portfolio and Short-Term Bond Portfolio intend to invest no more than 10% and 15% of their net assets, respectively (determined at the time of purchase and reviewed periodically), in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Trustees. At June 30, 2007, Prime Portfolio and Short-Term Bond Portfolio had investments in illiquid securities with a total value of $1,274,057 and $360,316, respectively, or 8.3% and 9.1%, respectively, of total net assets.

Information concerning illiquid securities is as follows:

Prime Portfolio		Dates	Cost
Securities	Par	Acquired	Basis
Leafs LLC	$179,001	3/2007-4/2007	$179,001
Carlyle Loan Investment Limited	260,000	12/2006-6/2007	260,000
Castle Hill	50,840	1/2007	50,840
CCN Independence	60,400	1/2007-4/2007	60,400
CCN Orchard Park	26,000	4/2007	26,000
Duke Funding	106,550	3/2007	106,550
Lakeside Funding	170,000	6/2007	170,000
PYXIS	140,000	1/2007-3/2007	140,000
Shiprock Finance	100,000	3/2007	100,000
Genworth Life Insurance Company	31,266	4/2006	31,266
ING USA Annuity	100,000	1/2007,3/2007	100,000
United of Omaha Life Insurance Company	50,000	4/2007	50,000

Short-Term Bond Portfolio		Dates	Cost
Securities	Par	Acquired	Basis
PYXIS	$35,000	1/2007	$35,000
Castle Hill	19,160	3/2006	19,160
CCN Independence	54,800	1/2007,4/2007	54,800
CCN Orchard Park	99,672	1/2007,4/2007	99,672
Duke Funding	23,950	3/2006	23,950
Genworth Life Insurance Company	28,734	4/2006	28,734
Lakeside Funding	74,000	6/2007	74,000
United of Omaha Life Insurance Company	25,000	4/2007	25,000

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     13

Notes to Financial Statements  continued

INTERFUND LENDING PROGRAM– Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolios, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating funds. The portfolios did not have any interfund lending transactions during the six-month period ended June 30, 2007.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS– The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>	Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR– Pursuant to an investment advisory agreement, FAF Advisors manages each portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the Trust’s portfolios.

ADMINISTRATOR– Pursuant to an administration agreement, FAF Advisors provides various administrative services to each portfolio. These services include general administrative, accounting and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of each portfolio, and bears all of the portfolios’ other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the Trustees who are not interested persons of the Trust, taxes and extraordinary expenses.

CUSTODIAN– Pursuant to a custodian agreement, U.S. Bank serves as the portfolios’ custodian. U.S. Bank does not charge a fee for its custody services to the Trust’s portfolios. Under the custodian agreement, interest expense is charged for cash overdrafts incurred and credits are received for interest earned on uninvested cash balances.  For the period ended June 30, 2007, interest expense on overdrafts for Prime Portfolio and Short-Term Bond Portfolio was $1 and $0, respectively, and interest earned on uninvested cash balances was $18 and $2, respectively. The net amount is disclosed as “Indirect payments from custodian” in the statements of operations.

4>	Capital Share Transactions

The Trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the portfolios were as follows:

	Prime Portfolio		Short-Term Bond Portfolio
	Six-Month	Nine-Month	Six-Month	Nine-Month
	Period Ended	Fiscal Period Ended	Period Ended	Fiscal Period Ended
	6/30/07	12/31/06	6/30/07	12/31/06
Shares issued	37,758,417	14,892,565	6,345,768	8,914,313
Shares issued in lieu of cash distributions	—	—	—	—
Shares redeemed	(28,183,505)	(13,034,240)	(5,859,418)	(9,042,014)
Net increase (decrease) in capital shares	9,574,912	1,858,325	486,350	(127,701)

5>	Investment Security Transactions

During the six-month period ended June 30, 2007, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

The aggregate gross unrealized appreciation and depreciation of securities held by the portfolios and the total cost of securities for federal tax purposes at June 30, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Portfolio	Appreciation	Depreciation	Net	Tax Cost
Prime Portfolio	$—	$—	$—	$15,361,297
Short-Term Bond Portfolio	1	(1)	—	3,952,409

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     14

Notes to Financial Statements   concluded

6>	Indemnifications

The Trust enters into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. However, the portfolios have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

7>	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculation as late as the portfolio’s last NAV calculation in the first required financial statement reporting period.  As of June 30, 2007, the portfolios did not have any tax positions that are “more-likely-than-not" of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, ‘‘Fair Value Measurements’’ (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the portfolios do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     15

NOTICE TO SHAREHOLDERS   June 30, 2007 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIOS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolios use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge upon request by calling 612-303-3447; and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolios’ Forms N-Q are available (1) without charge upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolios’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Portfolios (the “Board”), which is comprised entirely of independent trustees, oversees the management of the portfolios and, as required by law, determines annually whether to renew the portfolios’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2007, the Board considered information relating to the portfolios’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2007, the Board concluded its consideration of and approved the Agreement through June 30, 2008. Although the Agreement, which is with Mount Vernon Securities Lending Trust, relates to both portfolios, the Board separately considered and approved the Agreement with respect to each portfolio. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the portfolio, (2) the investment performance of the portfolio, (3) the profitability of FAF Advisors related to the portfolio, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, and (4) other benefits that accrue to FAF Advisors through its relationship with the portfolio. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement. Because the portfolios do not pay an investment advisory fee, the Board could not consider what economies of scale, if any, might be realized from adjustments to that fee as the portfolios grow.

The Board also considered compliance reports about FAF Advisors from the portfolios’ Chief Compliance Officer.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each portfolio. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each portfolio.

For each portfolio, the Board reviewed FAF Advisors’ key personnel who provide investment management services to the portfolio as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the portfolio within the framework of the portfolio’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each portfolio include (i) security selection, (ii) adherence to (and monitoring compliance with) the portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of any organizations providing services to each portfolio. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

Based on the foregoing, the Board concluded that each portfolio is likely to benefit from the nature, extent and quality of the services provided by FAF Advisors under the Agreement.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     16

NOTICE TO SHAREHOLDERS   concluded

Investment Performance of the Portfolios

The Board considered the performance of each portfolio, including how the portfolio performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”).

Mount Vernon Securities Lending Prime Portfolio.  The Board considered that the portfolio considerably outperformed its performance universe from its date of inception (March 31, 2006) through January 31, 2007. The Board concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement.

Mount Vernon Securities Lending Short Term Bond Portfolio.  The Board considered that the portfolio considerably outperformed its performance universe from its date of inception (March 31, 2006) through January 31, 2007. The Board concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as the portfolios’ investment manager, including the costs associated with the personnel and systems necessary to manage each portfolio. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with each portfolio.

Using information provided by an independent data service, the Board also evaluated the median advisory fee for other mutual funds similar in size, character and investment strategy, and each portfolio’s total expense ratio compared to the median total expense ratio, after waivers, of comparable funds.

The Board considered that FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolios and that each portfolio’s total expense ratio is lower than the peer group median after waivers. The Board concluded that each portfolio’s total expense ratio is reasonable in light of the services provided.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the portfolios, the Board noted that FAF Advisors and certain of its affiliates may serve the portfolios in various capacities from time-to-time. The Board considered that any service provided to the portfolios by FAF Advisors or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the interest of each portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST    Semiannual Report 2007     17

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable.  Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 6, 2007

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: September 6, 2007